RELATED PARTY TRANSACTIONS AND BALANCES - Prepaid expenses (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	¥ 433,000	$ 67,050	¥ 0
Founders
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	363,000	56,210	0
Founder Family Member
Related Party Transaction [Line Items]
Prepaid expenses related parties prepaid expenses	¥ 70,000	$ 10,840	¥ 0